DYKEMA GOSSETT PLLC
                 400 Renaissance Center
                    Detroit, MI 48243


VIA EDGAR

November 3, 1998

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Fifth Third Funds (the "Registrant")
     No. 33-24848

     No. 811-5669


Dear Sir or Madam:

As counsel to the Registrant, we are writing to certify that the forms of Prospectuses and the Combined Statements of Additional Information dated November 2, 1998, that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was electronically filed on behalf of the Registrant on October 30, 1998.

Please contact the undersigned at 313-568-6973 if you have any questions.

Sincerely,

DYKEMA GOSSETT PLLC

/S/ Paul R. Rentenbach
    Paul R. Rentenbach